FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-03479
                                    ---------

              FRANKLIN NEW YORK TAX-FREE INCOME FUND
              --------------------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -----------------------------------------------
        (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  5/31
                          ----

Date of reporting period:  2/28/07
                           -------



Item 1. Schedule of Investments.


Franklin New York Tax-Free Income Fund

QUARTERLY STATEMENT OF INVESTMENTS
FEBRUARY 28, 2007

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ..................................................    3

Notes to Statement of Investments .........................................   17

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                          Quarterly Statement of Investments | 1

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

Franklin New York Tax-Free Income Fund

STATEMENT OF INVESTMENTS, FEBRUARY 28, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 97.8%
  MUNICIPAL BONDS 97.8%
  NEW YORK 97.1%
  Albany Housing Authority Limited Obligation Revenue, Refunding, 6.25%, 10/01/12 ............   $      5,250,000   $     5,313,735
  Albany IDA Civic Facility Revenue,
     Albany Medical Center Project, 6.00%, 5/01/19 ...........................................          1,270,000         1,302,779
     Albany Medical Center Project, 6.00%, 5/01/29 ...........................................          1,460,000         1,494,982
     St. Rose Project, Series A, AMBAC Insured, 5.375%, 7/01/31 ..............................          2,750,000         2,962,603
  Albany Parking Authority Revenue, Refunding, Series A, 5.625%,
     7/15/20 .................................................................................          1,250,000         1,342,038
     7/15/25 .................................................................................          1,000,000         1,078,220
  Amherst IDA Civic Facility Revenue, University of Buffalo Foundation Faculty-Student
   Housing Corp.,
       Series A, AMBAC Insured, 5.125%, 8/01/20 ..............................................          1,410,000         1,519,726
       Series A, AMBAC Insured, 5.25%, 8/01/31 ...............................................          5,055,000         5,448,077
       Series B, AMBAC Insured, 5.625%, 8/01/20 ..............................................          1,690,000         1,816,750
       Series B, AMBAC Insured, 5.75%, 8/01/25 ...............................................          3,050,000         3,286,772
       Series B, AMBAC Insured, 5.75%, 8/01/30 ...............................................          3,440,000         3,701,302
       Series B, AMBAC Insured, 5.25%, 8/01/31 ...............................................          1,000,000         1,079,890
  Battery Park City Authority Revenue, Refunding, Series A, 5.00%,
     11/01/24 ................................................................................          9,000,000         9,607,590
     11/01/25 ................................................................................         12,000,000        12,802,800
     11/01/26 ................................................................................         14,250,000        15,203,325
  Bethany Retirement Home Inc. Mortgage Loan Revenue, FHA Insured, 7.50%, 2/01/34 ............          7,955,000         7,979,342
  Clinton County COP, Correctional Facilities Project, 8.125%, 8/01/17 .......................          4,605,000         5,405,119
  Dutchess County IDA Civic Facility Revenue, Vassar College Project, 5.35%, 9/01/40 .........         16,000,000        17,118,880
  Geneva IDA Civic Facilities Revenue, Colleges of the Seneca Project, AMBAC Insured,
     5.00%, 9/01/21 ..........................................................................          2,835,000         3,002,945
     5.125%, 9/01/31 .........................................................................          5,045,000         5,363,239
  Hempstead Town IDA Civic Facility Revenue, Adelphi University Civic Facility, 5.00%,
     10/01/30 ................................................................................          3,000,000         3,173,400
     10/01/35 ................................................................................          1,500,000         1,582,275
  Ilion Elderly Housing Corp. Mortgage Revenue, 7.25%, 7/01/09 ...............................            675,000           680,900
  Liberty Development Corp. Revenue, Goldman Sachs Headquarters, 5.25%, 10/01/35 .............         25,000,000        29,389,750
  Long Island Power Authority Electric System Revenue,
     General, Series A, AMBAC Insured, Pre-Refunded, 5.25%, 12/01/26 .........................          5,000,000         5,149,700
     General, Series A, FSA Insured, Pre-Refunded, 5.00%, 12/01/18 ...........................         10,000,000        10,269,400
     General, Series A, FSA Insured, Pre-Refunded, 5.125%, 12/01/22 ..........................         28,210,000        29,012,293
     General, Series A, MBIA Insured, Pre-Refunded, 5.75%, 12/01/24 ..........................         15,060,000        15,601,407
     General, Series A, MBIA Insured, Pre-Refunded, 5.25%, 12/01/26 ..........................          9,000,000         9,269,460
     General, Series A, Pre-Refunded, 5.75%, 12/01/24 ........................................         15,000,000        15,539,250
     General, Series B, 5.00%, 12/01/35 ......................................................          5,000,000         5,331,000
     General, Series C, 5.00%, 9/01/35 .......................................................         16,000,000        17,083,520
     Series A, AMBAC Insured, 5.00%, 9/01/29 .................................................         24,000,000        25,587,840
     Series A, AMBAC Insured, 5.00%, 9/01/34 .................................................         20,670,000        21,968,696
  Madison County IDA Civic Facility Revenue, Colgate University Project, Series B,
   5.00%, 7/01/33 ............................................................................          2,000,000         2,102,660


                                          Quarterly Statement of Investments | 3

Franklin New York Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  Middleburg Central School District GO, FGIC Insured,
     4.60%, 8/15/17 ..........................................................................   $      1,045,000   $     1,083,655
     4.625%, 8/15/18 .........................................................................          1,155,000         1,197,516
     4.625%, 8/15/19 .........................................................................          1,210,000         1,253,742
     4.75%, 8/15/20 ..........................................................................          1,270,000         1,320,571
     4.75%, 8/15/21 ..........................................................................          1,330,000         1,379,463
  Monroe County IDAR, Civic Facilities, De Paul Community Facilities, 6.50%, 2/01/24 .........          1,285,000         1,298,685
  Monroe County Water Authority Water Revenue,
     5.15%, 8/01/22 ..........................................................................          1,000,000         1,063,560
     5.25%, 8/01/36 ..........................................................................          2,250,000         2,396,408
  Montgomery County IDA Lease Revenue, Hamilton Fulton Montgomery Board of Cooperative
    Educational Services Project, Series 2004A, XLCA Insured, 5.00%,
     7/01/29 .................................................................................          5,710,000         6,054,142
     7/01/34 .................................................................................          3,000,000         3,186,660
  MTA Commuter Facilities Revenue,
     Series 8, Pre-Refunded, 5.50%, 7/01/21 ..................................................          5,000,000         5,526,650
     Series A, FGIC Insured, Pre-Refunded, 5.25%, 7/01/28 ....................................          8,655,000         9,228,567
     Series A, MBIA Insured, Pre-Refunded, 5.625%, 7/01/27 ...................................         10,000,000        10,313,500
     Series A, Pre-Refunded, 6.00%, 7/01/24 ..................................................          5,575,000         5,874,043
     Series A, Pre-Refunded, 5.25%, 7/01/28 ..................................................         18,300,000        19,497,735
     Series A, Pre-Refunded, 6.125%, 7/01/29 .................................................          9,625,000        10,167,850
     Series C-1, FGIC Insured, Pre-Refunded, 5.375%, 7/01/27 .................................         19,100,000        19,869,348
     Series R, Pre-Refunded, 5.50%, 7/01/17 ..................................................          2,000,000         2,263,380
  MTA Dedicated Tax Fund Revenue,
     Refunding, Series A, 5.00%, 11/15/30 ....................................................         25,000,000        26,143,750
     Series A, FGIC Insured, Pre-Refunded, 6.00%, 4/01/30 ....................................         27,260,000        29,170,381
     Series A, FGIC Insured, Pre-Refunded, 5.00%, 11/15/31 ...................................         39,685,000        42,098,245
     Series A, FSA Insured, 5.00%, 11/15/28 ..................................................         41,575,000        43,953,090
     Series A, FSA Insured, 5.00%, 11/15/32 ..................................................         71,685,000        75,672,837
     Series A, FSA Insured, Pre-Refunded, 5.00%, 4/01/29 .....................................         25,800,000        28,139,028
     Series A, MBIA Insured, 5.00%, 11/15/35 .................................................         45,430,000        48,934,924
     Series A, MBIA Insured, Pre-Refunded, 5.25%, 4/01/26 ....................................         20,500,000        21,644,925
     Series B, MBIA Insured, 4.75%, 11/15/26 .................................................          5,200,000         5,450,900
  MTA Revenue,
     Refunding, Series A, FGIC Insured, 5.00%, 11/15/25 ......................................         22,010,000        23,257,527
     Refunding, Series A, FGIC Insured, 5.25%, 11/15/31 ......................................         34,000,000        36,699,940
     Refunding, Series A, FSA Insured, 5.00%, 11/15/30 .......................................         68,130,000        71,813,108
     Refunding, Series A, MBIA Insured, 5.125%, 11/15/31 .....................................         15,000,000        15,976,650
     Refunding, Series E, 5.25%, 11/15/31 ....................................................         15,000,000        15,984,750
     Refunding, Series U, FGIC Insured, 5.125%, 11/15/31 .....................................          5,000,000         5,325,550
     Series A, FGIC Insured, 5.00%, 11/15/32 .................................................         10,355,000        10,957,350
     Series B, Pre-Refunded, 5.25%, 11/15/32 .................................................         28,720,000        31,515,318
     Transportation, Series A, 5.00%, 11/15/35 ...............................................         10,000,000        10,639,300
     Transportation, Series F, 5.00%, 11/15/35 ...............................................         11,000,000        11,642,950
  MTA Service Contract Revenue,
     Commuter Facilities, Series 7, ETM, zero cpn., 7/01/10 ..................................          7,500,000         6,631,275
     Commuter Facilities, Series 7, ETM, zero cpn., 7/01/11 ..................................          7,590,000         6,464,023


4 | Quarterly Statement of Investments

Franklin New York Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  MTA Service Contract Revenue, (continued)
     Commuter Facilities, Series 7, ETM, zero cpn., 7/01/13 ..................................   $      2,065,000   $     1,625,630
     Refunding, Series A, 5.125%, 1/01/29 ....................................................          6,000,000         6,340,980
     Refunding, Series A, AMBAC Insured, 5.25%, 7/01/31 ......................................         50,000,000        53,610,500
     Refunding, Series A, FGIC Insured, 5.00%, 7/01/25 .......................................         12,760,000        13,440,618
     Series B, 5.375%, 1/01/30 ...............................................................         50,000,000        53,660,000
     Series B, MBIA Insured, 5.00%, 1/01/31 ..................................................         22,290,000        23,413,193
     Transit Facilities, Series 7, ETM, zero cpn., 7/01/09 ...................................         13,125,000        12,062,006
     Transit Facilities, Series 7, ETM, zero cpn., 7/01/10 ...................................          9,000,000         7,957,530
     Transit Facilities, Series 7, ETM, zero cpn., 7/01/12 ...................................         15,380,000        12,581,148
     Transit Facilities, Series 7, ETM, zero cpn., 7/01/13 ...................................          7,935,000         6,246,670
  MTA Transit Facilities Revenue, Series A,
     MBIA Insured, Pre-Refunded, 5.625%, 7/01/25 .............................................          8,000,000         8,171,920
     Pre-Refunded, 5.50%, 7/01/22 ............................................................         16,170,000        16,654,291
     Pre-Refunded, 6.00%, 7/01/24 ............................................................          7,000,000         7,378,630
     Pre-Refunded, 5.625%, 7/01/27 ...........................................................         14,440,000        14,895,582
     Pre-Refunded, 6.125%, 7/01/29 ...........................................................         11,595,000        12,254,176
  Nassau County Tobacco Settlement Corp. Revenue, Asset Backed, Series A, Pre-Refunded,
   6.50%, 7/15/27 ............................................................................         15,000,000        16,131,000
  Nassau Health Care Corp. Health System Revenue, Nassau County Guaranteed, FSA Insured,
   Pre-Refunded, 5.75%, 8/01/29 ..............................................................         36,040,000        38,496,486
  New York City Educational Construction Fund Revenue, Series A, FGIC Insured,
   5.00%, 4/01/37 ............................................................................         19,850,000        21,430,457
  New York City GO,
     Citysavers, Series B, zero cpn., 8/01/09 ................................................          8,875,000         8,079,889
     Citysavers, Series B, zero cpn., 8/01/10 ................................................          2,690,000         2,353,723
     Citysavers, Series B, zero cpn., 6/01/12 ................................................          1,030,000           894,710
     Citysavers, Series B, zero cpn., 12/01/12 ...............................................          1,030,000           876,695
     Citysavers, Series B, zero cpn., 6/01/13 ................................................          1,030,000           857,990
     Citysavers, Series B, zero cpn., 12/01/13 ...............................................          1,030,000           840,635
     Citysavers, Series B, zero cpn., 6/01/14 ................................................          1,030,000           821,878
     Citysavers, Series B, zero cpn., 12/01/14 ...............................................          1,030,000           803,905
     Citysavers, Series B, zero cpn., 6/01/15 ................................................          1,030,000           786,817
     Citysavers, Series B, zero cpn., 12/01/15 ...............................................          1,030,000           769,348
     Citysavers, Series B, zero cpn., 6/01/16 ................................................          1,030,000           752,806
     Citysavers, Series B, zero cpn., 12/01/16 ...............................................          1,030,000           735,842
     Citysavers, Series B, zero cpn., 6/01/17 ................................................          1,030,000           719,846
     Citysavers, Series B, zero cpn., 12/01/17 ...............................................          1,030,000           703,387
     Citysavers, Series B, zero cpn., 6/01/18 ................................................          1,030,000           687,927
     Citysavers, Series B, zero cpn., 12/01/18 ...............................................          1,005,000           655,662
     Citysavers, Series B, zero cpn., 6/01/19 ................................................          1,030,000           657,830
     Citysavers, Series B, zero cpn., 12/01/19 ...............................................          1,030,000           643,173
     Citysavers, Series B, zero cpn., 6/01/20 ................................................         10,000,000         5,686,200
     Fiscal 2003, Series I, 5.00%, 3/01/29 ...................................................         10,000,000        10,468,200
     Fiscal 2003, Series I, 5.00%, 3/01/30 ...................................................         14,785,000        15,469,250
     Pre-Refunded, 5.50%, 5/15/24 ............................................................          8,920,000         9,508,988
     Refunding, 5.50%, 5/15/24 ...............................................................          1,080,000         1,147,608


                                          Quarterly Statement of Investments | 5

Franklin New York Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  New York City GO, (continued)
     Refunding, Series H, 6.125%, 8/01/25 ....................................................   $        285,000   $       290,580
     Series A, FSA Insured, 6.00%, 5/15/30 ...................................................          1,095,000         1,174,409
     Series A, FSA Insured, Pre-Refunded, 6.00%, 5/15/30 .....................................          5,155,000         5,575,751
     Series B, 7.00%, 2/01/18 ................................................................             25,000            25,069
     Series C, 7.00%, 2/01/12 ................................................................            705,000           714,313
     Series C, FSA Insured, 5.125%, 3/15/25 ..................................................          6,500,000         6,884,605
     Series D, 8.00%, 8/01/17 ................................................................              5,000             5,086
     Series D, 7.50%, 2/01/18 ................................................................              5,000             5,015
     Series D, 5.125%, 8/01/19 ...............................................................          1,985,000         2,085,024
     Series D, 5.25%, 8/01/21 ................................................................         10,200,000        10,358,304
     Series D, 5.25%, 10/15/23 ...............................................................          5,000,000         5,380,750
     Series D, 5.50%, 6/01/24 ................................................................         16,160,000        17,532,792
     Series D, 5.00%, 10/15/29 ...............................................................          5,000,000         5,255,100
     Series D, 5.00%, 11/01/34 ...............................................................          5,000,000         5,279,400
     Series D, FGIC Insured, 5.25%, 8/01/21 ..................................................          5,355,000         5,439,663
     Series D, Pre-Refunded, 5.25%, 8/01/21 ..................................................          4,300,000         4,371,853
     Series D, Pre-Refunded, 5.50%, 6/01/24 ..................................................          7,785,000         8,481,135
     Series F, 5.30%, 1/15/26 ................................................................         31,035,000        33,240,037
     Series F, Pre-Refunded, 5.30%, 1/15/26 ..................................................         13,965,000        15,193,361
     Series G, Pre-Refunded, 6.00%, 10/15/26 .................................................          9,900,000        10,144,827
     Series H, 7.20%, 2/01/15 ................................................................              5,000             5,014
     Series H, FSA Insured, 5.375%, 8/01/27 ..................................................          8,510,000         8,767,427
     Series H, MBIA Insured, 5.125%, 8/01/25 .................................................          3,885,000         4,000,695
     Series H, MBIA Insured, Pre-Refunded, 5.125%, 8/01/25 ...................................            115,000           118,585
     Series H, Pre-Refunded, 6.125%, 8/01/25 .................................................          4,715,000         4,810,196
     Series I, Pre-Refunded, 6.25%, 4/15/27 ..................................................          9,500,000         9,622,645
     Series M, 5.00%, 4/01/35 ................................................................         10,000,000        10,577,700
  New York City IDA Civic Facility Revenue,
     College of New Rochelle Project, 5.80%, 9/01/26 .........................................          1,500,000         1,545,015
     Ethical Culture School Project, Series B-1, XLCA Insured, 5.00%, 6/01/35 ................          7,820,000         8,346,833
     Institute of International Education Inc. Project, 5.25%, 9/01/21 .......................          1,530,000         1,623,345
     Institute of International Education Inc. Project, 5.25%, 9/01/31 .......................          5,235,000         5,534,494
     New York University Project, AMBAC Insured, 5.00%, 7/01/31 ..............................         18,000,000        18,786,960
     Staten Island University Hospital Project, Series A, 6.375%, 7/01/31 ....................          3,925,000         4,116,226
  New York City Municipal Finance Authority Revenue, Series D, FSA Insured, 5.00%, 6/15/38 ...         59,000,000        63,295,790
  New York City Municipal Finance Authority Water and Sewer System Revenue,
     2002, Series B, 5.00%, 6/15/26 ..........................................................         25,000,000        25,982,500
     Series B, 5.00%, 6/15/36 ................................................................         25,000,000        26,740,250
  New York City Municipal Water Finance Authority Water and Sewer System Revenue,
     Fiscal, Refunding, Series C, 5.00%, 6/15/35 .............................................         10,000,000        10,573,700
     Refunding, Series B, 6.10%, 6/15/31 .....................................................         11,005,000        11,881,768
     Refunding, Series B, 6.00%, 6/15/33 .....................................................          6,040,000         6,502,724
     Refunding, Series D, 5.00%, 6/15/37 .....................................................         14,865,000        15,805,954
     Refunding, Series E, MBIA Insured, 5.125%, 6/15/31 ......................................         34,175,000        36,250,106
     Second General Resolution, Series AA, 4.75%, 6/15/37 ....................................         40,000,000        41,580,000
     Series A, FGIC Insured, 5.25%, 6/15/33 ..................................................          7,000,000         7,425,250


6 | Quarterly Statement of Investments

Franklin New York Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  New York City Municipal Water Finance Authority Water and Sewer System Revenue, (continued)
     Series A, FGIC Insured, Pre-Refunded, 5.75%, 6/15/31 ....................................   $     19,315,000   $    20,414,023
     Series A, FGIC Insured, Pre-Refunded, 5.50%, 6/15/32 ....................................         11,655,000        12,254,999
     Series A, Pre-Refunded, 5.75%, 6/15/30 ..................................................         41,190,000        43,533,711
     Series B, FGIC Insured, 5.125%, 6/15/30 .................................................         12,500,000        12,667,000
     Series B, MBIA Insured, Pre-Refunded, 5.50%, 6/15/27 ....................................         32,620,000        33,118,760
     Series B, Pre-Refunded, 5.75%, 6/15/26 ..................................................         24,455,000        24,844,079
     Series B, Pre-Refunded, 6.10%, 6/15/31 ..................................................          3,995,000         4,340,368
     Series B, Pre-Refunded, 6.00%, 6/15/33 ..................................................         10,260,000        11,115,479
  New York City Transitional Finance Authority Revenue,
     Future Tax Secured, 2004, Series C, Pre-Refunded, 5.50%, 5/01/25 ........................             55,000            57,714
     Future Tax Secured, 2004, Series C, Pre-Refunded, 5.00%, 5/01/26 ........................              5,000             5,130
     Future Tax Secured, 2005, Series A, Pre-Refunded, 5.125%, 8/15/21 .......................          6,120,000         6,223,000
     Future Tax Secured, 2005, Series B, 5.00%, 5/01/26 ......................................          2,695,000         2,759,357
     Future Tax Secured, 2005, Series B, Pre-Refunded, 5.00%, 5/01/26 ........................            980,000         1,005,539
     Future Tax Secured, 2005, Series C, 5.00%, 5/01/29 ......................................          3,710,000         3,830,649
     Future Tax Secured, 2005, Series C, Pre-Refunded, 5.50%, 5/01/25 ........................          5,515,000         5,787,110
     Future Tax Secured, 2005, Series C, Pre-Refunded, 5.00%, 5/01/29 ........................          1,505,000         1,563,785
     Future Tax Secured, Refunding, Series B, AMBAC Insured, 5.00%, 5/01/30 ..................          3,000,000         3,166,800
     Future Tax Secured, Refunding, Series B, MBIA Insured, 5.00%, 8/01/32 ...................         15,000,000        15,918,000
     Future Tax Secured, Series A, 5.25%, 8/01/31 ............................................         30,605,000        33,142,154
     Future Tax Secured, Series A, FGIC Insured, 5.00%, 5/01/28 ..............................         15,805,000        16,477,503
     Future Tax Secured, Series A, FGIC Insured, Pre-Refunded, 5.00%, 5/01/28 ................            260,000           274,126
     Future Tax Secured, Series A, Pre-Refunded, 5.125%, 8/15/21 .............................          8,815,000         8,963,596
     Future Tax Secured, Series A, Pre-Refunded, 5.625%, 2/15/26 .............................         20,000,000        21,318,800
     Future Tax Secured, Series A, Pre-Refunded, 5.00%, 8/15/27 ..............................          6,915,000         7,028,198
     Future Tax Secured, Series A, Pre-Refunded, 6.00%, 8/15/29 ..............................         29,000,000        30,900,950
     Future Tax Secured, Series A, Pre-Refunded, 5.25%, 5/01/31 ..............................         27,005,000        28,730,620
     Future Tax Secured, Series B, 5.00%, 5/01/30 ............................................          7,520,000         7,908,558
     Future Tax Secured, Series B, Pre-Refunded, 6.00%, 11/15/29 .............................         15,000,000        16,224,300
     Future Tax Secured, Series C, Pre-Refunded, 5.50%, 11/01/24 .............................         16,800,000        17,908,968
     Future Tax Secured, Series C, Pre-Refunded, 5.50%, 5/01/25 ..............................          4,430,000         4,648,576
     Future Tax Secured, Series C, Pre-Refunded, 5.00%, 5/01/26 ..............................            320,000           328,339
     Future Tax Secured, Series C, Pre-Refunded, 5.00%, 5/01/29 ..............................          8,655,000         8,993,064
     Future Tax Secured, Series C, Pre-Refunded, 5.50%, 11/01/29 .............................         13,660,000        14,561,697
     Future Tax Secured, Series D, 5.00%, 2/01/27 ............................................         62,025,000        65,456,843
     Future Tax Secured, Series E, 5.00%, 2/01/25 ............................................          5,000,000         5,287,450
     Future Tax Secured, Series E, 5.00%, 2/01/27 ............................................         10,000,000        10,553,300
     Future Tax Secured, Series E, 5.00%, 2/01/33 ............................................         18,035,000        18,974,623
     Future Tax Secured Bonds, Series C, MBIA Insured, 5.00%, 5/01/29 ........................            870,000           905,087
     Future Tax Secured Bonds, Series C, MBIA Insured, Pre-Refunded, 5.00%, 5/01/29 ..........            495,000           514,335
     Series C, MBIA Insured, Pre-Refunded, 5.00%, 5/01/29 ....................................          2,270,000         2,358,666
  New York City Transportation Authority MTA Triborough COP, Series A, AMBAC Insured,
   Pre-Refunded, 5.25%, 1/01/29 ..............................................................         79,840,000        84,129,005
  New York City Trust Cultural Resources Revenue,
     Museum of Modern Art 2001, Series D, AMBAC Insured, 5.125%, 7/01/31 .....................         15,500,000        16,488,125
     Wildlife Conservation Society, FGIC Insured, 5.00%, 2/01/34 .............................         10,500,000        11,153,730


                                          Quarterly Statement of Investments | 7

Franklin New York Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured,
   AMBAC Insured, 5.00%,
     11/15/35 ................................................................................   $     33,130,000   $    35,465,334
     11/15/44 ................................................................................         23,000,000        24,430,600
  New York IDA Parking Facility Revenue, Royal Charter Presbyterian, FSA Insured,
   5.25%, 12/15/32 ...........................................................................          1,525,000         1,644,087
  New York State Appropriated Tobacco Corp. Revenue, Asset-Backed, Series A-1,
   AMBAC Insured, 5.25%, 6/01/21 .............................................................         18,000,000        19,384,740
  New York State Commissioner of General Services Revenue, People of the State of New York,
   Certificate of Lease Assessment,
     5.70%, 3/01/29 ..........................................................................         62,640,210        64,954,766
     5.75%, 3/01/29 ..........................................................................         33,614,940        34,888,947
  New York State COP, Hanson Redevelopment Project, 8.375%, 5/01/08 ..........................          5,215,000         5,340,890
  New York State Dormitory Authority Lease Revenue,
     Court Facilities, Pre-Refunded, 6.00%, 5/15/39 ..........................................         58,245,000        62,962,263
     Court Facilities, Series A, Pre-Refunded, 5.375%, 5/15/23 ...............................          4,000,000         4,386,200
     Refunding, Series A, FGIC Insured, 5.00%, 7/01/33 .......................................         12,650,000        13,393,314
     State University Dormitory Facilities, FGIC Insured, Pre-Refunded, 5.50%, 7/01/27 .......          2,000,000         2,152,400
     State University Dormitory Facilities, FGIC Insured, Pre-Refunded, 5.10%, 7/01/31 .......          7,700,000         8,164,464
     State University Dormitory Facilities, Pre-Refunded, 5.00%, 7/01/32 .....................          5,500,000         5,866,905
     State University Dormitory Facilities, Series A, 6.00%, 7/01/30 .........................          5,750,000         6,231,102
     State University Dormitory Facilities, Series B, MBIA Insured, 5.125%, 7/01/28 ..........          1,365,000         1,425,033
     State University Dormitory Facilities, Series B, MBIA Insured, Pre-Refunded, 5.125%,
      7/01/28 ................................................................................          3,435,000         3,586,071
     State University Dormitory Facilities, Series C, MBIA Insured, Pre-Refunded, 5.50%,
      7/01/19 ................................................................................          5,090,000         5,356,004
     State University Dormitory Facilities, Series C, MBIA Insured, Pre-Refunded, 5.50%,
      7/01/29 ................................................................................          9,250,000         9,733,405
  New York State Dormitory Authority Revenue,
     FGIC Insured, Pre-Refunded, 5.125%, 5/15/31 .............................................         45,000,000        48,618,450
     Mortgage, St. Barnabas, Series A, AMBAC Insured, 5.125%, 2/01/22 ........................          4,000,000         4,258,640
     Mortgage, St. Barnabas, Series A, AMBAC Insured, 5.00%, 2/01/31 .........................          5,500,000         5,767,520
     School Districts Financing Program, Series A, MBIA Insured, 5.00%, 4/01/31 ..............          9,500,000         9,999,130
     State University Educational Facilities, Pre-Refunded, 5.125%, 5/15/21 ..................          2,910,000         2,991,567
     Teachers College, MBIA Insured, 5.00%, 7/01/22 ..........................................          2,885,000         3,044,569
     Teachers College, MBIA Insured, 5.00%, 7/01/32 ..........................................          6,000,000         6,325,920
     Upstate Community Colleges, Series A, 5.00%, 7/01/27 ....................................          3,720,000         3,895,956
     Upstate Community Colleges, Series A, Pre-Refunded, 5.00%, 7/01/31 ......................          7,365,000         7,843,136
  New York State Dormitory Authority Revenues,
     Buena Vida Nursing Home, Series A, 5.25%, 7/01/28 .......................................          4,730,000         4,899,287
     City University System Consolidated, Fourth, Series A, Pre-Refunded, 5.25%, 7/01/31 .....         12,000,000        12,785,400
     City University System Consolidated, Fourth General, Series A, FGIC Insured,
      Pre-Refunded, 5.25%, 7/01/30 ...........................................................         20,705,000        21,784,559
     City University System Consolidated, FSA Insured, Pre-Refunded, 5.375%, 7/01/24 .........          5,000,000         5,171,000
     City University System Consolidated, Series 1, FGIC Insured, Pre-Refunded, 5.375%,
      7/01/24 ................................................................................         14,300,000        14,789,060


8 | Quarterly Statement of Investments

Franklin New York Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  New York State Dormitory Authority Revenues, (continued)
     City University System Consolidated, Series 1, MBIA Insured, Pre-Refunded, 5.125%,
      7/01/27 ................................................................................   $      6,680,000   $     6,895,096
     City University System Consolidated, Series C, 7.50%, 7/01/10 ...........................         10,665,000        11,312,365
     City University System Consolidated, Series D, ETM, 7.00%, 7/01/09 ......................          1,500,000         1,558,665
     City University System Consolidated, Third, Refunding, Series 1, FGIC Insured, 5.25%,
      7/01/25 ................................................................................          4,100,000         4,252,684
     City University System Consolidated, Third General, Series 1, FSA Insured,
      Pre-Refunded, 5.50%, 7/01/29 ...........................................................         38,375,000        40,380,477
     Fashion Institute of Technology Student Housing Corp., FGIC Insured, 5.00%, 7/01/29 .....          9,700,000        10,354,362
     Fashion Institute of Technology Student Housing Corp., FGIC Insured, 5.125%, 7/01/34 ....         15,000,000        16,199,400
     Fordham University, MBIA Insured, Pre-Refunded, 5.00%, 7/01/28 ..........................          4,510,000         4,637,768
     Fordham University, Refunding, MBIA Insured, 5.00%, 7/01/28 .............................            490,000           502,407
     Good Samaritan Hospital Medical Center, Series A, MBIA Insured, 5.50%, 7/01/24 ..........          5,000,000         5,221,400
     Ithaca College, AMBAC Insured, Pre-Refunded, 5.25%, 7/01/26 .............................          2,000,000         2,050,500
     Mental Health, Refunding, Series B, 5.75%, 8/15/12 ......................................          2,120,000         2,165,750
     Mental Health Facilities Improvement, Series B, 5.00%, 2/15/33 ..........................         35,000,000        36,734,950
     Mental Health Services Facilities Improvement, Series A, AMBAC Insured,
      5.00%, 2/15/30 .........................................................................          5,000,000         5,326,800
     Mental Health Services Facilities Improvement, Series B, MBIA Insured, 5.25%, 8/15/31 ...          4,160,000         4,423,702
     Mental Health Services Facilities Improvement, Series B, MBIA Insured, Pre-Refunded,
      6.00%, 2/15/25 .........................................................................          5,460,000         5,827,567
     Mental Health Services Facilities Improvement, Series B, MBIA Insured, Pre-Refunded,
      6.00%, 2/15/30 .........................................................................          4,300,000         4,589,476
     Mental Health Services Facilities Improvement, Series B, MBIA Insured, Pre-Refunded,
      5.25%, 8/15/31 .........................................................................          3,975,000         4,245,459
     Mental Health Services Facilities Improvement, Series D, FSA Insured, Pre-Refunded,
      5.50%, 2/15/21 .........................................................................          1,015,000         1,077,940
     Mental Health Services Facilities Improvement, Series D, FSA Insured, Pre-Refunded,
      5.50%, 8/15/21 .........................................................................          2,065,000         2,193,051
     Mental Health Services Facilities Improvement, Series D, FSA Insured, Pre-Refunded,
      5.25%, 8/15/30 .........................................................................          4,460,000         4,700,751
     Mental Health Services Facilities Improvement, Series D, MBIA Insured, 5.00%, 8/15/17 ...         22,985,000        23,579,852
     Mental Health Services Facilities Improvement, Series D, MBIA Insured, Pre-Refunded,
      5.00%, 8/15/17 .........................................................................             15,000            15,450
     Montefiore Hospital, FGIC Insured, 5.00%, 8/01/29 .......................................          6,000,000         6,394,620
     New School University, MBIA Insured, 5.00%, 7/01/31 .....................................          2,500,000         2,609,300
     New York Hospital Medical Center, AMBAC Insured, 5.60%, 2/15/39 .........................          4,900,000         5,129,859
     New York University, Series 2, AMBAC Insured, 5.00%, 7/01/26 ............................          3,500,000         3,654,420
     New York University, Series 2, AMBAC Insured, 5.00%, 7/01/31 ............................          5,000,000         5,218,600
     New York University, Series A, FGIC Insured, 5.00%, 7/01/34 .............................         15,200,000        16,195,448
     Non State Supported Debt, Cornell University, Series A, 5.00%, 7/01/31 ..................         10,000,000        10,771,200
     Non State Supported Debt, Cornell University, Series A, 5.00%, 7/01/35 ..................         10,500,000        11,284,455
     Non State Supported Debt, Fordham University, FGIC Insured, 5.00%, 7/01/27 ..............          2,435,000         2,579,298
     Non State Supported Debt, Fordham University, FGIC Insured, 5.00%, 7/01/32 ..............          3,125,000         3,287,063
     Non State Supported Debt, Hospital Special Surgery, MBIA Insured, 5.00%, 8/15/29 ........          7,750,000         8,261,965
     Non State Supported Debt, Hospital Special Surgery, MBIA Insured, 5.00%, 8/15/33 ........          5,200,000         5,528,952


                                          Quarterly Statement of Investments | 9

Franklin New York Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  New York State Dormitory Authority Revenues, (continued)
     Non State Supported Debt, Long Island University, Radian Insured, Pre-Refunded, 5.125%,
      9/01/23 ................................................................................   $        100,000   $       105,552
     Non State Supported Debt, Long Island University, Radian Insured, Pre-Refunded, 5.25%,
      9/01/28 ................................................................................             80,000            84,678
     Non State Supported Debt, Long Island University, Refunding, Radian Insured, 5.125%,
      9/01/23 ................................................................................          1,700,000         1,780,223
     Non State Supported Debt, Long Island University, Refunding, Radian Insured, 5.25%,
      9/01/28 ................................................................................          1,420,000         1,492,235
     Non State Supported Debt, Montefiore Medical Center, FGIC Insured, 5.00%, 2/01/28 .......         10,060,000        10,679,696
     Non State Supported Debt, New York University Hospital, 4.75%, 2/15/37 ..................          5,000,000         5,103,250
     Non State Supported Debt, Ozanam Hall of Queens Nursing Home, 5.00%, 11/01/26 ...........          2,665,000         2,839,184
     Non State Supported Debt, Ozanam Hall of Queens Nursing Home, 5.00%, 11/01/31 ...........          2,500,000         2,645,050
     Non State Supported Debt, School Districts Bond Financing, Refunding, Series C,
      MBIA Insured, 5.00%, 4/01/35 ...........................................................          7,525,000         8,023,531
     Non State Supported Debt, School Districts Bond Financing, Series B, MBIA Insured,
      5.00%, 10/01/34 ........................................................................          5,000,000         5,374,700
     Non State Supported Debt, University of Rochester, Series A-1, 5.00%, 7/01/32 ...........         10,000,000        10,712,700
     Non State Supported Debt, University of Rochester, Series B, 5.00%, 7/01/32 .............          7,645,000         8,189,859
     North Shore L.I. Jewish Group, 5.50%, 5/01/33 ...........................................          2,500,000         2,688,575
     Nursing Home, Arden Hill, FHA Insured, Pre-Refunded, 5.85%, 8/01/26 .....................          3,950,000         4,061,746
     Nursing Home, Center for Nursing, FHA Insured, Pre-Refunded, 5.55%, 8/01/37 .............          8,435,000         8,824,528
     Nursing Home, Wesley Garden, FHA Insured, 6.125%, 8/01/35 ...............................          1,855,000         1,886,739
     Pace University, MBIA Insured, Pre-Refunded, 5.75%, 7/01/26 .............................          2,000,000         2,053,660
     Rockefeller University, Series A1, 5.00%, 7/01/32 .......................................         11,500,000        12,153,085
     Second Hospital, Interfaith Medical Center, Series D, 5.40%, 2/15/28 ....................         14,000,000        14,401,660
     Second Hospital, St. Clare's Hospital, Series B, 5.40%, 2/15/25 .........................          6,500,000         6,680,960
     Skidmore College, FGIC Insured, 5.00%, 7/01/33 ..........................................          6,565,000         7,025,075
     St. Francis Hospital, Series A, MBIA Insured, 5.50%, 7/01/29 ............................          1,000,000         1,042,920
     St. John's University, MBIA Insured, Pre-Refunded, 5.25%, 7/01/25 .......................          5,770,000         5,951,928
     St. John's University, Series A, MBIA Insured, Pre-Refunded, 5.25%, 7/01/25 .............          5,310,000         5,707,454
     State Rehabilitation Assn., Series A, AMBAC Insured, 5.00%, 7/01/23 .....................          1,725,000         1,829,621
     State University Adult Facility, Series B, Pre-Refunded, 5.375%, 5/15/23 ................          9,500,000        10,097,645
     Supported Debt, Mental Health, Series A, 5.75%, 8/15/22 .................................             25,000            25,539
     Supported Debt, Mental Health, Series D, 6.00%, 8/15/21 .................................             25,000            25,545
     Supported Debt, Mental Health, Series D, FSA Insured, 5.50%, 2/15/21 ....................             25,000            26,294
     Supported Debt, Mental Health, Series D, FSA Insured, 5.50%, 8/15/21 ....................             45,000            47,328
     Supported Debt, Mental Health, Series D, FSA Insured, 5.25%, 8/15/30 ....................            375,000           395,115
     Supported Debt, Mental Health, Series D, FSA Insured, Pre-Refunded, 5.50%, 2/15/21 ......             95,000           100,891
     Supported Debt, Mental Health, Series D, FSA Insured, Pre-Refunded, 5.50%, 8/15/21 ......            205,000           217,712
     Supported Debt, Mental Health, Series D, FSA Insured, Pre-Refunded, 5.25%, 8/15/30 ......            165,000           173,907
     Supported Debt, Mental Health Facilities, Series B, 5.00%, 2/15/28 ......................          7,690,000         8,094,878
     Supported Debt, Mental Health Facilities, Series B, Pre-Refunded, 5.00%, 2/15/28 ........          1,505,000         1,624,783
     Supported Debt, Mental Health Services, Refunding, Series A, 5.75%, 2/15/27 .............             85,000            86,833
     Supported Debt, Mental Health Services, Series B, MBIA Insured, 6.00%, 2/15/25 ..........             95,000           100,523
     Supported Debt, Mental Health Services, Series B, MBIA Insured, 6.00%, 2/15/30 ..........             80,000            84,651
     Supported Debt, Mental Health Services, Series B, MBIA Insured, Pre-Refunded, 6.00%,
      2/15/25 ................................................................................            545,000           581,689


10 | Quarterly Statement of Investments

Franklin New York Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  New York State Dormitory Authority Revenues, (continued)
     Supported Debt, Mental Health Services, Series B, MBIA Insured, Pre-Refunded, 6.00%,
      2/15/30 ................................................................................   $        485,000   $       517,650
     Supported Debt, Mental Health Services Facilities Improvement, Series B, MBIA Insured,
      Pre-Refunded, 5.25%, 8/15/31 ...........................................................          1,865,000         1,991,895
     Supported Debt, State University Educational Facilities, Pre-Refunded, 5.00%, 5/15/17 ...            420,000           431,168
     Supported Debt, State University Educational Facilities, Pre-Refunded, 5.125%, 5/15/21 ..         10,985,000        11,346,626
     Supported Debt, State University Educational Facilities, Refunding, 5.00%, 5/15/17 ......          3,180,000         3,258,896
     Supported Debt, State University Educational Facilities, Refunding, 5.125%, 5/15/21 .....          1,105,000         1,133,885
     Supported Debt, Upstate Community Colleges, Refunding, Series A, 5.00%, 7/01/19 .........          4,610,000         4,773,839
     Supported Debt, Upstate Community Colleges, Refunding, Series A, 5.00%, 7/01/28 .........         16,360,000        16,860,289
     Supported Debt, Upstate Community Colleges, Series A, Pre-Refunded, 5.00%, 7/01/19 ......          2,620,000         2,727,970
     Supported Debt, Upstate Community Colleges, Series A, Pre-Refunded, 5.00%, 7/01/28 ......          9,315,000         9,698,871
     The Highlands Living, FHA Insured, 6.60%, 2/01/34 .......................................          3,120,000         3,127,582
     Upstate Community Colleges, Series A, Pre-Refunded, 6.00%, 7/01/22 ......................          7,000,000         7,193,340
     Upstate Community Colleges, Series A, Pre-Refunded, 6.125%, 7/01/27 .....................         11,845,000        12,176,897
     W.K. Nursing Home Corp., FHA Insured, 6.05%, 2/01/26 ....................................          6,800,000         6,915,804
     Yeshiva University, AMBAC Insured, 5.125%, 7/01/29 ......................................         13,260,000        14,364,293
     Yeshiva University, AMBAC Insured, 5.125%, 7/01/34 ......................................         23,510,000        25,389,860
  New York State Dormitory Authority State Personal Income Tax Revenue, Education, Series A,
     5.00%, 3/15/36 ..........................................................................          7,395,000         7,927,514
     AMBAC Insured, 5.00%, 3/15/34 ...........................................................         10,325,000        11,013,264
  New York State Energy Research and Development Authority PCR, Niagara Mohawk Power
     Project, Refunding, Series A, AMBAC Insured, 5.15%, 11/01/25 ............................         20,000,000        20,883,200
  New York State Environmental Facilities Corp. PCR, State Water, Series E, 6.875%, 6/15/14 ..          1,190,000         1,193,058
  New York State Environmental Facilities Corp. State Clean Water and Drinking Revenue,
      Revolving Funds,
        Pooled Financing, Series B, 5.25%, 5/15/31 ...........................................          9,595,000        10,190,370
        Series C, 5.25%, 6/15/31 .............................................................         37,600,000        39,899,240
  New York State HFA Service Contract Obligation Revenue,
     Series A, 6.50%, 3/15/24 ................................................................            330,000           330,785
     Series A, 6.50%, 3/15/25 ................................................................            860,000           870,621
     Series A, 6.00%, 3/15/26 ................................................................            970,000           991,243
     Series A, Pre-Refunded, 6.375%, 9/15/15 .................................................          4,430,000         4,495,963
     Series A-2003, 6.375%, 9/15/15 ..........................................................             30,000            30,368
     Series C, 6.30%, 3/15/22 ................................................................          1,950,000         1,954,310
     Series C, 5.50%, 3/15/25 ................................................................         17,015,000        17,489,889
  New York State HFA State Personal Income Tax Revenue, Economic Development and Housing,
   Series A,
     FGIC Insured, 5.00%, 9/15/34 ............................................................         11,580,000        12,319,267
     Pre-Refunded, 5.125%, 9/15/28 ...........................................................         12,425,000        13,443,353
     Pre-Refunded, 5.00%, 3/15/33 ............................................................          7,000,000         7,526,680
  New York State HFAR,
     Children's Rescue Fund Housing, Series A, 7.625%, 5/01/18 ...............................          4,260,000         4,268,690
     Health Facilities of New York City, Refunding, Series A, 6.00%, 5/01/07 .................         11,200,000        11,239,088
     Health Facilities of New York City, Refunding, Series A, 6.00%, 11/01/08 ................          2,400,000         2,426,160
     Housing Project Mortgage, Refunding, Series A, FSA Insured, 6.10%, 11/01/15 .............         19,845,000        20,177,801
     Housing Project Mortgage, Refunding, Series A, FSA Insured, 6.125%, 11/01/20 ............         26,865,000        27,341,585


                                         Quarterly Statement of Investments | 11

Franklin New York Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  New York State HFAR, (continued)
     MFM, Refunding, Series B, AMBAC Insured, 6.35%, 8/15/23 .................................   $      2,280,000   $     2,295,481
     MFM, Refunding, Series C, FHA Insured, 6.50%, 8/15/24 ...................................            640,000           640,154
     MFM, Second Mortgage Program, Series D, 6.25%, 8/15/23 ..................................          2,500,000         2,515,975
     MFM, Series B, AMBAC Insured, 6.25%, 8/15/14 ............................................             85,000            85,362
     MFM Housing, Refunding, Series A, FHA Insured, 7.00%, 8/15/22 ...........................            495,000           498,331
     MFM Housing, Refunding, Series C, FHA Insured, 6.45%, 8/15/14 ...........................             75,000            75,018
  New York State Local Government Assistance Corp. Revenue, Refunding, Series B, MBIA
   Insured, 4.875%, 4/01/20 ..................................................................          4,080,000         4,171,678
  New York State Medical Care Facilities Finance Agency Revenue,
     Hospital and Nursing Home, Mortgage Revenue, Series C, FHA Insured, 6.20%, 8/15/23 ......         10,235,000        10,357,411
     Hospital and Nursing Home, Series A, FHA Insured, 6.30%, 8/15/23 ........................          7,200,000         7,214,904
     Hospital and Nursing Home, Series A, FHA Insured, 6.375%, 8/15/33 .......................          5,880,000         5,892,524
     Mortgage Revenue Project, Series E, FHA Insured, 6.375%, 2/15/35 ........................         13,200,000        13,351,668
     Second Mortgage, Health Care Project Revenue, Series B, 6.35%, 11/01/14 .................          1,115,000         1,116,048
     Security Mortgage, 2006, Series A, 6.375%, 11/15/20 .....................................          7,090,000         7,168,557
  New York State Municipal Bond Bank Agency School Purpose Revenue, Series C,
     5.25%, 6/01/21 ..........................................................................          5,110,000         5,491,359
     5.25%, 12/01/21 .........................................................................          8,025,000         8,623,906
     5.25%, 6/01/22 ..........................................................................          3,400,000         3,649,866
     5.25%, 12/01/22 .........................................................................          5,000,000         5,367,450
     5.00%, 6/01/23 ..........................................................................          5,925,000         6,222,198
     5.00%, 12/01/23 .........................................................................          3,000,000         3,150,480
  New York State Municipal Bond Bank Agency Special Program Revenue, Buffalo, Series A,
   AMBAC Insured, 5.25%, 5/15/31 .............................................................          4,145,000         4,393,907
  New York State Power Authority Revenue, Series A, 5.25%,
     11/15/30 ................................................................................          2,000,000         2,106,720
     11/15/40 ................................................................................          9,000,000         9,454,860
  New York State Thruway Authority General Revenue,
     AMBAC Insured, 5.00%, 1/01/30 ...........................................................         10,000,000        10,679,300
     Refunding, Series E, FGIC Insured, 5.00%, 1/01/25 .......................................          5,500,000         5,600,595
     Refunding, Series G, FSA Insured, 5.00%, 1/01/30 ........................................         10,000,000        10,716,000
  New York State Thruway Authority Highway and Bridge Trust Fund Revenue,
     Refunding, Series C, AMBAC Insured, 5.00%, 4/01/19 ......................................         20,000,000        21,144,400
     Refunding, Series C, AMBAC Insured, 5.00%, 4/01/20 ......................................         18,835,000        19,885,993
     Series A, FGIC Insured, Pre-Refunded, 5.00%, 4/01/17 ....................................          9,000,000         9,341,910
     Series A, FGIC Insured, Pre-Refunded, 5.00%, 4/01/20 ....................................          2,500,000         2,654,975
     Series A, FGIC Insured, Pre-Refunded, 5.00%, 4/01/21 ....................................          2,500,000         2,654,975
     Series B-1, FGIC Insured, Pre-Refunded, 5.75%, 4/01/15 ..................................          2,000,000         2,143,680
     Series B-1, FGIC Insured, Pre-Refunded, 5.75%, 4/01/16 ..................................          2,000,000         2,143,680
  New York State Thruway Authority Revenue, State Personal Income Tax, Transportation,
   Series A, 5.00%, 3/15/22 ..................................................................         14,270,000        14,993,489
  New York State Thruway Authority Service Contract Revenue, Local Highway and Bridge,
     AMBAC Insured, Pre-Refunded, 5.375%, 4/01/19 ............................................         10,555,000        11,199,066
     Pre-Refunded, 5.75%, 4/01/19 ............................................................         30,000,000        31,585,500
  New York State Urban Development Corp. Revenue,
     Correctional, Series A, MBIA Insured, Pre-Refunded, 5.00%, 1/01/18 ......................         12,000,000        12,374,280
     Correctional Facilities Service Contract, Series A, Pre-Refunded, 5.00%, 1/01/28 ........         14,000,000        14,434,420
     Correctional Facilities Service Contract, Series B, Pre-Refunded, 5.00%, 1/01/25 ........         21,055,000        21,785,608


12 | Quarterly Statement of Investments

Franklin New York Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  New York State Urban Development Corp. Revenue, (continued)
     Correctional Facilities Service Contract, Series C, AMBAC Insured, Pre-Refunded, 6.00%,
      1/01/29 ................................................................................   $     34,135,000   $    35,916,164
     Correctional Facilities Service Contract, Series D, FSA Insured, Pre-Refunded, 5.25%,
      1/01/30 ................................................................................         10,000,000        10,591,100
     FGIC Insured, 5.00%, 3/15/29 ............................................................          7,000,000         7,451,570
     Personal Income Tax, Series C-1, FGIC Insured, Pre-Refunded, 5.00%, 3/15/28 .............          4,900,000         5,268,676
     Personal Income Tax, Series C-1, Pre-Refunded, 5.00%, 3/15/25 ...........................          3,225,000         3,467,649
     Personal Income Tax, State Facilities, Series A, Pre-Refunded, 5.25%, 3/15/32 ...........         20,000,000        21,514,600
     State Personal Income Tax, Series B Empire State, MBIA Insured, Pre-Refunded, 5.00%,
      3/15/33 ................................................................................         11,010,000        11,838,392
     State Personal Income Tax, Series B Empire State, Pre-Refunded, 5.125%, 3/15/29 .........          9,000,000         9,737,640
  Niagara Falls City School District COP, High School Facility, Pre-Refunded, 5.375%,
   6/15/28 ...................................................................................          5,000,000         5,157,350
  Niagara Falls Public Water Authority Revenue, Series A, MBIA Insured, 5.00%, 7/15/34 .......          9,000,000         9,521,370
  Orangetown Housing Authority Housing Facilities Revenue, Senior Housing Center Project,
   Refunding, MBIA Insured, zero cpn., 4/01/30 ...............................................         21,170,000         6,138,453
  Otsego County IDA Civic Facility Revenue, Hartwick College Project, Series A, Pre-Refunded,
   5.50%, 7/01/19 ............................................................................          3,400,000         3,572,244
  Rensselaer Municipal Leasing Corp. Leasehold Mortgage Revenue, Rensselaer County
   Nursing Home,
     Series A, 6.90%, 6/01/24 ................................................................          9,495,000         9,519,972
     Series B, 6.90%, 6/01/24 ................................................................          3,175,000         3,183,350
  Sachem Central School District Holbrook GO, Series B, MBIA Insured, Pre-Refunded, 5.00%,
     10/15/27 ................................................................................          3,885,000         4,202,327
     10/15/28 ................................................................................          2,000,000         2,163,360
  Sales Tax Asset Receivable Corp. Revenue, Series A, AMBAC Insured, 5.00%,
     10/15/29 ................................................................................         22,500,000        24,084,900
     10/15/32 ................................................................................        104,975,000       112,155,290
  St. Lawrence County IDA Civic Facility Revenue, Clarkson University Project, Series A,
   5.50%, 7/01/29 ............................................................................          6,000,000         6,295,740
  Suffolk County Judicial Facilities Agency Service Agreement Revenue, John P. Cohalan
   Complex, AMBAC Insured, 5.00%, 4/15/16 ....................................................          2,720,000         2,831,846
  Syracuse IDA Civic Facility Revenue, Crouse Health Hospital Inc., Project A,
     5.25%, 1/01/16 ..........................................................................          4,000,000         3,713,560
     5.375%, 1/01/23 .........................................................................          4,760,000         4,230,831
  Tompkins County IDAR, Civic Facility, Cornell University, Pre-Refunded, 5.75%, 7/01/30 .....          7,510,000         8,080,084
  Triborough Bridge and Tunnel Authority Revenues,
     Convention Center Project, Series E, zero cpn., 1/01/12 .................................         21,625,000        17,772,722
     General, Series A, 5.00%, 11/15/35 ......................................................          9,155,000         9,830,914
     General Purpose, Refunding, Series A, 5.00%, 1/01/27 ....................................         34,500,000        36,090,105
     General Purpose, Refunding, Series A, MBIA Insured, 5.00%, 1/01/32 ......................          3,770,000         3,957,256
     General Purpose, Refunding, Series B, 5.125%, 11/15/29 ..................................         17,175,000        18,230,060
     General Purpose, Refunding, Series B, 5.00%, 11/15/32 ...................................         10,000,000        10,509,400
     General Purpose, Refunding, Series B, MBIA Insured, 5.00%, 11/15/27 .....................         10,000,000        10,614,000
     General Purpose, Series A, 5.00%, 1/01/32 ...............................................          6,110,000         6,377,923
     General Purpose, Series A, MBIA Insured, Pre-Refunded, 5.00%, 1/01/32 ...................         20,230,000        21,481,630
     General Purpose, Series A, Pre-Refunded, 5.125%, 1/01/31 ................................         24,310,000        25,947,522


                                         Quarterly Statement of Investments | 13

Franklin New York Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  Triborough Bridge and Tunnel Authority Revenues,
     General Purpose, Series A, Pre-Refunded, 5.00%, 1/01/32 .................................   $     34,340,000    $   36,464,616
     General Purpose, Series B, MBIA Insured, Pre-Refunded, 5.20%, 1/01/27 ...................          4,110,000         4,757,284
     General Purpose, Series B, Pre-Refunded, 5.20%, 1/01/27 .................................         15,000,000        17,362,350
     General Purpose, Series B, Pre-Refunded, 5.50%, 1/01/30 .................................         32,185,000        37,634,564
     Refunding, MBIA Insured, 5.00%, 11/15/26 ................................................         10,000,000        10,582,500
     Refunding, MBIA Insured, 5.00%, 11/15/32 ................................................         22,875,000        24,195,345
     Series A, FGIC Insured, 5.00%, 1/01/32 ..................................................          1,970,000         2,067,850
     sub. bond, AMBAC Insured, 5.00%, 11/15/28 ...............................................         15,000,000        15,963,150
  TSASC Inc. New York Revenue, Tobacco Flexible Amortization Bonds, Series 1,
   Pre-Refunded, 6.25%,
     7/15/27 .................................................................................         35,000,000        37,425,850
     7/15/34 .................................................................................         40,000,000        42,772,400
  United Nations Development Corp. Revenue, senior lien, Refunding, Series A, 5.25%,
     7/01/23 .................................................................................          2,500,000         2,533,400
     7/01/25 .................................................................................          2,000,000         2,026,880
  Utica IDA Civic Facility Revenue,
     Munson-Williams-Proctor Institute, 5.40%, 7/15/30 .......................................          1,000,000         1,072,880
     Munson-Williams-Proctor Institute Project, Series A, 5.50%, 7/15/29 .....................          5,170,000         5,486,456
     Munson-Williams-Proctor Institute Project, Series A, Pre-Refunded, 5.50%, 7/15/29 .......          4,745,000         5,037,672
  Warren and Washington IDA Civic Facility Revenue, Series A, FSA Insured, 5.00%, 12/01/27 ...          8,115,000         8,668,768
  Westchester Tobacco Asset Securitization Corp. Revenue,
     Capital Appreciation, Pre-Refunded, 6.75%, 7/15/29 ......................................         15,000,000        16,595,250
     Refunding, 5.00%, 6/01/26 ...............................................................          2,000,000         2,045,940
     Refunding, 5.125%, 6/01/38 ..............................................................          7,000,000         7,162,330
  Yonkers GO,
     Refunding, Series B, MBIA Insured, 5.00%, 8/01/30 .......................................          7,710,000         8,261,188
     Refunding, Series B, MBIA Insured, 5.00%, 8/01/35 .......................................         17,130,000        18,241,223
     Series A, AMBAC Insured, 5.00%, 9/01/31 .................................................         12,490,000        13,417,008
                                                                                                                    ---------------
                                                                                                                      4,778,152,113
                                                                                                                    ---------------

  U.S. TERRITORIES 0.7%
  PUERTO RICO 0.6%
  Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
   Pre-Refunded,
     5.00%, 7/01/36 ..........................................................................          4,000,000         4,393,400
     5.50%, 7/01/36 ..........................................................................         10,000,000        11,373,900
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
   Refunding, Series A, 5.00%, 7/01/38 .......................................................         12,000,000        12,316,680
  Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series A,
   MBIA Insured, Pre-Refunded, 5.00%, 8/01/31 ................................................          4,000,000         4,229,480
                                                                                                                    ---------------
                                                                                                                         32,313,460
                                                                                                                    ---------------


14 | Quarterly Statement of Investments

Franklin New York Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  U.S. TERRITORIES (CONTINUED)
  VIRGIN ISLANDS 0.1%
  Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%,
     10/01/15 ................................................................................   $      2,500,000   $     2,583,875
     10/01/18 ................................................................................          2,500,000         2,581,950
                                                                                                                    ---------------
                                                                                                                          5,165,825
                                                                                                                    ---------------
  TOTAL U.S. TERRITORIES .....................................................................                           37,479,285
                                                                                                                    ---------------
  TOTAL LONG TERM INVESTMENTS (COST $4,516,562,267) ..........................................                        4,815,631,398
                                                                                                                    ---------------
  SHORT TERM INVESTMENTS 1.2%
  MUNICIPAL BONDS 1.2%
  NEW YORK 1.2%
a Jay Street Development Corp. Courts Facility Lease Revenue,
   Jay Street Project, Series A, Daily VRDN and Put, 3.62%, 5/01/22 ..........................          2,330,000         2,330,000
   New York City Jay Street Project, Series A-4, Daily VRDN and Put, 3.62%, 5/01/22 ..........          1,180,000         1,180,000
a Long Island Power Authority Electric System Revenue,
   Sub Series 2, Daily VRDN and Put, 3.62%, 5/01/33 ..........................................         14,850,000        14,850,000
   Sub Series 3B, Daily VRDN and Put, 3.63%, 5/01/33 .........................................         19,600,000        19,600,000
a MTA Revenue, Transportation, Sub Series G-2, Daily VRDN and Put, 3.62%, 11/01/26 ...........          7,900,000         7,900,000
a New York City IDAR, Liberty, 1 Bryant Park LLC, Series B, Daily VRDN and Put, 3.65%,
   11/01/39 ..................................................................................          2,955,000         2,955,000
a New York City Transitional Finance Authority Revenue, Future Tax Secured, Series B,
   Daily VRDN and Put, 3.60%, 2/01/31 ........................................................          8,325,000         8,325,000
                                                                                                                    ---------------
  TOTAL SHORT TERM INVESTMENTS (COST $57,140,000) ............................................                           57,140,000
                                                                                                                    ---------------
  TOTAL INVESTMENTS (COST $4,573,702,267) 99.0% ..............................................                        4,872,771,398
  OTHER ASSETS, LESS LIABILITIES 1.0% ........................................................                           49,739,431
                                                                                                                    ---------------

  NET ASSETS 100.0% ..........................................................................                      $ 4,922,510,829
                                                                                                                    ===============

See Selected Portfolio Abbreviations on page 16.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


Quarterly Statement of Investments | See Notes to Statement of Investments. | 15

Franklin New York Tax-Free Income Fund

STATEMENT OF INVESTMENTS, FEBRUARY 28, 2007 (UNAUDITED)

SELECTED PORTFOLIO ABBREVIATIONS

AMBAC - American Municipal Bond Assurance Corp.
COP   - Certificate of Participation
ETM   - Escrow to Maturity
FGIC  - Financial Guaranty Insurance Co.
FHA   - Federal Housing Authority/Agency
FSA   - Financial Security Assurance Inc.
GO    - General Obligation
HFA   - Housing Finance Authority/Agency
HFAR  - Housing Finance Authority/Agency Revenue
IDA   - Industrial Development Authority/Agency
IDAR  - Industrial Development Authority/Agency Revenue
MBIA  - Municipal Bond Investors Assurance Corp.
MFM   - Multi-Family Mortgage
MTA   - Metropolitan Transit Authority
PCR   - Pollution Control Revenue
PFAR  - Public Financing Authority Revenue
XLCA  - XL Capital Assurance


16 | See Notes to Statement of Investments. | Quarterly Statement of Investments

Franklin New York Tax-Free Income Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin New York Tax-Free Income Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company, consisting of one fund, the Franklin New York Tax-Free Income Fund (the Fund).

2. INCOME TAXES

At February 28, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ..........................................  $ 4,571,885,263
                                                                ===============

Unrealized appreciation ......................................  $   307,055,273
Unrealized depreciation ......................................       (6,169,138)
                                                                ---------------
Net unrealized appreciation (depreciation) ...................  $   300,886,135
                                                                ===============

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Funds most recent semiannual or annual shareholder report.


                                         Quarterly Statement of Investments | 17

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE INCOME FUND

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    April 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    April 26, 2007


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    April 26, 2007





                                        Exhibit A


I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN NEW YORK TAX-FREE INCOME FUND;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

April 26, 2007


/S/JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration












I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN NEW YORK TAX-FREE INCOME FUND;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

April 26, 2007


/S/GALEN G. VETTER
Galen G. Vetter
Chief Financial Officer